Current and Non-Current Distinction - Summary of Current and Non-Current Distinction (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Assets:
Call loans and bills bought	¥ 7,885,057	¥ 5,200,789
Reverse repurchase agreements and cash collateral on securities borrowed	25,468,742	22,076,009
Financial assets at fair value through profit or loss	2,705,113	2,902,969
Investment securities:
Debt instruments at amortized cost	4,763,716	366,997
Debt instruments at fair value through other comprehensive income	23,268,702	28,008,280
Equity instruments at fair value through other comprehensive income	5,505,439	5,170,856
Loans and advances	130,516,241	125,190,819
Other financial assets	11,876,173	7,061,639
Liabilities:
Deposits	201,930,427	190,022,742
Call money and bills sold	3,656,737	4,378,277
Repurchase agreements and cash collateral on securities lent	24,176,556	27,791,101
Financial liabilities designated at fair value through profit or loss	661,424	597,846
Borrowings	10,551,657	12,697,699
Debt securities in issue	16,576,423	14,387,415
Other financial liabilities	16,425,020	10,346,934
Not later than one year [member]
Assets:
Call loans and bills bought	7,859,702	5,179,876
Reverse repurchase agreements and cash collateral on securities borrowed	25,430,322	22,076,009
Financial assets at fair value through profit or loss	1,931	1,143
Investment securities:
Debt instruments at amortized cost	64,783	47,746
Debt instruments at fair value through other comprehensive income	7,762,738	13,870,308
Loans and advances	46,404,600	45,487,002
Other financial assets	11,583,734	6,938,327
Liabilities:
Deposits	196,919,463	184,778,247
Call money and bills sold	3,656,737	4,378,277
Repurchase agreements and cash collateral on securities lent	24,176,556	27,791,101
Financial liabilities designated at fair value through profit or loss	76,780	43,698
Borrowings	4,913,681	4,664,053
Debt securities in issue	6,354,558	5,226,279
Other financial liabilities	16,415,268	10,336,163
More than twelve months [Member]
Assets:
Call loans and bills bought	25,355	20,913
Reverse repurchase agreements and cash collateral on securities borrowed	38,420
Financial assets at fair value through profit or loss	2,703,182	2,901,826
Investment securities:
Debt instruments at amortized cost	4,698,933	319,251
Debt instruments at fair value through other comprehensive income	15,505,964	14,137,972
Equity instruments at fair value through other comprehensive income	5,505,439	5,170,856
Loans and advances	84,111,641	79,703,817
Other financial assets	292,439	123,312
Liabilities:
Deposits	5,010,964	5,244,495
Financial liabilities designated at fair value through profit or loss	584,644	554,148
Borrowings	5,637,976	8,033,646
Debt securities in issue	10,221,865	9,161,136
Other financial liabilities	¥ 9,752	¥ 10,771